Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of net intangible assets
		December 31
		2023	2024
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	4,909	5,274
Licenses	3	633	633
		5,542	5,907
Accumulated amortization:
Capitalization of software development costs		2,695	2,993
Licenses		594	614
		3,289	3,607

Intangible assets, net:
Capitalization of software development costs		2,214	2,281
Licenses		39	19
		2,253	2,300